Cash Flow Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended						0 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Jan. 14, 2011 Predecessor [Member]
Cash paid during the period for:
Income taxes, net of refunds	$ 15,595	$ 17,263				$ 80,888	$ 81,138	$ 39,957	$ 2,511
Interest	52,341	76,664				199,339	172,109	108,366	6,403
Noncash investing and financing activities:
Noncash acquisition consideration						12,400		24,200
Noncash consideration received for sale of assets						11,398
Acquisition of treasury stock resulting from stock option exercises		$ 62	$ 279	$ 2,734	$ 3,590	$ 279	$ 2,734	$ 3,590